STATEMENT OF INVESTMENTS
Small Cap Stock Index Portfolio

September 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.5%
Automobiles & Components - 1.9%
American Axle & Manufacturing Holdings	85,601	[a,b]	703,640
Cooper Tire & Rubber	37,626	[a]	982,791
Cooper-Standard Holdings	12,373	[b]	505,808
Dorman Products	21,567	[a,b]	1,715,439
Fox Factory Holding	28,721	[a,b]	1,787,595
Garrett Motion	55,456	[b]	552,342
Gentherm	24,497	[b]	1,006,459
LCI Industries	18,678		1,715,574
Motorcar Parts of America	14,976	[a,b]	253,094
Standard Motor Products	15,283		741,990
Winnebago Industries	23,269	[a]	892,366
			10,857,098
Banks - 11.0%
Ameris Bancorp	47,969		1,930,273
Axos Financial	39,598	[b]	1,094,885
Banc of California	32,333		457,189
Banner	25,455		1,429,807
Berkshire Hills Bancorp	32,557		953,595
Boston Private Financial Holdings	61,893		721,363
Brookline Bancorp	58,972		868,658
Cadence BanCorp	93,849		1,646,111
Central Pacific Financial	20,959		595,236
City Holding	12,104	[a]	922,930
Columbia Banking System	54,158		1,998,430
Community Bank System	38,289	[a]	2,362,048
Customers Bancorp	22,082	[b]	457,981
CVB Financial	97,426	[a]	2,033,281
Dime Community Bancshares	22,759		487,270
Eagle Bancorp	25,474		1,136,650
First BanCorp	162,735		1,624,095
First Commonwealth Financial	73,174		971,751
First Financial Bancorp	73,179		1,791,056
First Midwest Bancorp	82,660		1,610,217
Flagstar Bancorp	21,005		784,537
Franklin Financial Network	9,492	[a]	286,753
Glacier Bancorp	63,180	[a]	2,556,263
Great Western Bancorp	42,386		1,398,738
Hanmi Financial	23,582		442,870

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Banks - 11.0% (continued)
Heritage Financial	27,130	[a]	731,425
HomeStreet	17,614	[b]	481,214
Hope Bancorp	93,499	[a]	1,340,776
Independent Bank	25,703		1,918,729
LegacyTexas Financial Group	36,000		1,567,080
Meta Financial Group	25,352		826,729
National Bank Holdings, Cl. A	22,784		778,985
NBT Bancorp	32,509		1,189,504
NMI Holdings, Cl. A	50,853	[b]	1,335,400
Northfield Bancorp	32,389		520,167
Northwest Bancshares	74,601	[a]	1,222,710
OFG Bancorp	37,532		821,951
Old National Bancorp	126,357	[a]	2,173,972
Opus Bank	16,874		367,347
Oritani Financial	27,670		489,621
Pacific Premier Bancorp	43,883		1,368,711
Preferred Bank	10,307		539,881
Provident Financial Services	45,041		1,104,856
S&T Bancorp	25,506	[a]	931,734
Seacoast Banking Corp. of Florida	38,227	[a,b]	967,525
ServisFirst Bancshares	34,724	[a]	1,151,101
Simmons First National, Cl. A	71,419		1,778,333
Southside Bancshares	24,119	[a]	822,699
Tompkins Financial	9,069	[a]	735,768
Triumph Bancorp	17,927	[b]	571,692
TrustCo Bank	70,676		576,009
United Community Banks	58,805		1,667,122
Veritex Holdings	34,740		842,966
Walker & Dunlop	21,144		1,182,584
Westamerica Bancorporation	20,246	[a]	1,258,896
			61,827,474
Capital Goods - 11.7%
AAON	30,210	[a]	1,387,847
AAR	24,129		994,356
Actuant, Cl. A	40,930		898,004
Aegion	22,776	[b]	486,951
Aerojet Rocketdyne Holdings	53,713	[a,b]	2,713,044
AeroVironment	16,194	[a,b]	867,351
Alamo Group	7,104		836,283
Albany International, Cl. A	22,700		2,046,632
American Woodmark	11,037	[b]	981,300
Apogee Enterprises	19,648		766,076
Applied Industrial Technologies	28,878		1,640,270
Arcosa	35,694		1,221,092

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Capital Goods - 11.7% (continued)
Astec Industries	16,488		512,777
AZZ	19,427		846,240
Barnes Group	35,278		1,818,228
Briggs & Stratton	31,187	[a]	188,993
Chart Industries	26,810	[a,b]	1,671,872
CIRCOR International	14,797	[a,b]	555,627
Comfort Systems USA	27,569		1,219,377
Cubic	22,993	[a]	1,619,397
DXP Enterprises	12,055	[b]	418,550
Encore Wire	15,628		879,544
EnPro Industries	15,384		1,056,112
ESCO Technologies	19,228		1,529,780
Federal Signal	44,786		1,466,294
Franklin Electric	28,675		1,370,952
Gibraltar Industries	23,930	[b]	1,099,344
GMS	29,715	[b]	853,415
Griffon	31,080	[a]	651,748
Harsco	60,089	[b]	1,139,287
Hillenbrand	46,496		1,435,796
Insteel Industries	13,825	[a]	283,827
John Bean Technologies	23,500	[a]	2,336,605
Kaman	20,629		1,226,600
Lindsay	8,165	[a]	758,120
Lydall	12,260	[b]	305,397
Mercury Systems	41,159	[b]	3,340,876
Moog, Cl. A	24,122		1,956,777
Mueller Industries	42,196		1,210,181
MYR Group	12,665	[b]	396,288
National Presto Industries	3,831	[a]	341,304
Park Aerospace	15,222		267,298
Patrick Industries	16,966	[a,b]	727,502
PGT Innovations	43,912	[b]	758,360
Powell Industries	6,923		271,035
Proto Labs	19,949	[b]	2,036,793
Quanex Building Products	23,907		432,239
Raven Industries	26,683		892,813
Simpson Manufacturing	30,130	[a]	2,090,118
SPX	32,543	[b]	1,302,045
SPX FLOW	31,611	[b]	1,247,370
Standex International	9,322		679,947
Tennant	13,522		956,005
The Greenbrier Companies	24,155		727,549
Titan International	37,963		102,500
Triumph Group	36,926	[a]	844,867

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Capital Goods - 11.7% (continued)
Universal Forest Products	45,838		1,828,019
Veritiv	9,167	[b]	165,739
Vicor	12,341	[b]	364,306
Wabash National	41,746		605,734
Watts Water Technologies, Cl. A	20,699		1,940,117
			65,568,870
Commercial & Professional Services - 4.0%
ABM Industries	49,306		1,790,794
Brady, Cl. A	36,826		1,953,619
Exponent	38,533		2,693,457
Forrester Research	7,770	[b]	249,728
FTI Consulting	27,882	[b]	2,955,213
Heidrick & Struggles International	14,504		395,959
Interface	44,377		640,804
Kelly Services, Cl. A	23,151		560,717
Korn Ferry	41,996		1,622,725
Matthews International, Cl. A	23,480	[a]	830,957
Mobile Mini	33,197		1,223,641
Navigant Consulting	28,867		806,833
Pitney Bowes	127,053	[a]	580,632
R.R. Donnelley & Sons	52,492		197,895
Resources Connection	22,668		385,129
Team	22,869	[b]	412,785
TrueBlue	29,979	[b]	632,557
UniFirst	11,397		2,223,783
US Ecology	16,685		1,066,839
Viad	15,216		1,021,754
			22,245,821
Consumer Durables & Apparel - 4.7%
Callaway Golf	69,407	[a]	1,347,190
Cavco Industries	6,362	[b]	1,222,077
Century Communities	19,498	[a,b]	597,224
Crocs	46,603	[b]	1,293,699
Ethan Allen Interiors	18,853		360,092
Fossil Group	35,300	[a,b]	441,603
G-III Apparel Group	31,754	[a,b]	818,301
Installed Building Products	15,681	[b]	899,149
iRobot	21,185	[a,b]	1,306,479
Kontoor Brands	34,283	[a]	1,203,333
La-Z-Boy	34,636		1,163,423
LGI Homes	14,728	[b]	1,227,137
M.D.C. Holdings	36,736		1,583,322
M/I Homes	20,608	[b]	775,891
Meritage Homes	26,675	[b]	1,876,586

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Consumer Durables & Apparel - 4.7% (continued)
Movado Group	12,639	[a]	314,206
Oxford Industries	12,856	[a]	921,775
Steven Madden	58,165		2,081,725
Sturm Ruger & Co.	12,391		517,448
TopBuild	25,449	[b]	2,454,047
Tupperware Brands	34,355		545,214
Unifi	11,057	[b]	242,369
Universal Electronics	10,467	[b]	532,770
Vera Bradley	17,285	[a,b]	174,579
Vista Outdoor	43,637	[b]	270,113
William Lyon Homes, Cl. A	24,556	[b]	499,960
Wolverine World Wide	63,405		1,791,825
			26,461,537
Consumer Services - 2.4%
American Public Education	12,496	[b]	279,161
BJ‘s Restaurants	15,135	[a]	587,843
Bloomin‘ Brands	64,485	[a]	1,220,701
Career Education	52,336	[b]	831,619
Chuy's Holdings	12,942	[b]	320,444
Dave & Buster's Entertainment	22,708	[a]	884,477
Dine Brands Global	12,969	[a]	983,828
El Pollo Loco Holdings	15,438	[a,b]	169,200
Fiesta Restaurant Group	17,851	[a,b]	186,007
Monarch Casino & Resort	8,930	[b]	372,292
Red Robin Gourmet Burgers	9,902	[b]	329,341
Regis	17,243	[a,b]	348,653
Ruth's Hospitality Group	20,641		421,386
Shake Shack, Cl. A	22,406	[b]	2,196,684
Strategic Education	16,393		2,227,481
Wingstop	21,845		1,906,632
			13,265,749
Diversified Financials - 3.1%
Apollo Commercial Real Estate Finance	103,864	[a,c]	1,991,073
ARMOUR Residential	43,562	[a,c]	729,663
Blucora	36,799	[b]	796,330
Capstead Mortgage	69,318	[c]	509,487
Donnelley Financial Solutions	23,325	[b]	287,364
Encore Capital Group	19,724	[a,b]	657,302
Enova International	25,469	[b]	528,482
EZCORP, Cl. A	39,850	[a,b]	257,232
Granite Point Mortgage Trust	39,432	[c]	738,956
Greenhill & Co.	11,916	[a]	156,338
INTL. FCStone	11,921	[b]	489,476
Invesco Mortgage Capital	106,968	[c]	1,637,680

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Diversified Financials - 3.1% (continued)
New York Mortgage Trust	194,218	[a,c]	1,182,788
PennyMac Mortgage Investment Trust	62,989	[c]	1,400,245
Piper Jaffray	10,484		791,332
PRA Group	33,720	[a,b]	1,139,399
Redwood Trust	82,342	[c]	1,351,232
Virtus Investment Partners	4,857		537,038
Waddell & Reed Financial, Cl. A	54,283	[a]	932,582
WisdomTree Investments	88,240	[a]	461,054
World Acceptance	4,668	[a,b]	595,217
			17,170,270
Energy - 3.7%
Archrock	94,144		938,616
Bonanza Creek Energy	14,200	[a,b]	317,938
C&J Energy Services	46,759		501,724
Callon Petroleum	169,867	[a,b]	737,223
Carrizo Oil & Gas	64,682	[a,b]	555,295
CONSOL Energy	20,780	[a,b]	324,791
Denbury Resources	349,650	[a,b]	416,084
Diamond Offshore Drilling	50,440	[a,b]	280,446
DMC Global	10,772	[a]	473,753
Dril-Quip	26,986	[b]	1,354,157
Era Group	14,812	[b]	156,415
Exterran	22,128	[b]	288,992
Geospace Technologies	11,046	[b]	169,777
Green Plains	24,866	[a]	263,455
Gulf Island Fabrication	9,549	[b]	51,087
Gulfport Energy	112,942	[a,b]	306,073
Helix Energy Solutions Group	106,824	[b]	861,001
HighPoint Resources	83,872	[b]	133,356
Jagged Peak Energy	44,217	[b]	321,015
KLX Energy Services Holdings	17,186	[a,b]	148,573
Laredo Petroleum	118,040	[a,b]	284,476
Matrix Service	19,177	[b]	328,694
McDermott International	129,962	[a,b]	262,523
Nabors Industries	245,902		459,837
Newpark Resources	69,316	[a,b]	528,188
Noble	188,799	[a,b]	239,775
Oil States International	46,259	[b]	615,245
Par Pacific Holdings	26,784	[b]	612,282
PDC Energy	43,873	[a,b]	1,217,476
Penn Virginia	10,148	[b]	295,002
ProPetro Holding	56,832	[b]	516,603
QEP Resources	169,719	[a]	627,960
Range Resources	149,266		570,196

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Energy - 3.7% (continued)
Renewable Energy Group	27,791	[a,b]	417,004
REX American Resources	4,341	[b]	331,349
Ring Energy	44,566	[a,b]	73,088
RPC	38,561	[a]	216,327
SEACOR Holdings	12,698	[b]	597,695
SM Energy	78,404	[a]	759,735
SRC Energy	184,268	[b]	858,689
TETRA Technologies	96,062	[b]	193,085
Unit	41,866	[a,b]	141,507
US Silica Holdings	54,697	[a]	522,903
Valaris	142,798	[a]	686,858
Whiting Petroleum	69,945	[a,b]	561,658
			20,517,926
Food & Staples Retailing - .6%
PriceSmart	16,564	[a]	1,177,700
SpartanNash	27,486		325,159
The Andersons	23,821		534,305
The Chefs' Warehouse	18,748	[b]	755,919
United Natural Foods	38,562	[a,b]	444,234
			3,237,317
Food, Beverage & Tobacco - 2.3%
B&G Foods	48,556	[a]	918,194
Calavo Growers	11,867	[a,b]	1,129,501
Cal-Maine Foods	22,668	[a]	905,700
Coca-Cola Consolidated	3,454		1,049,567
Darling Ingredients	122,455	[b]	2,342,564
Dean Foods	69,955	[a]	81,148
Fresh Del Monte Produce	22,500		767,475
J&J Snack Foods	11,052	[a]	2,121,984
John B. Sanfilippo & Son	6,671		644,419
MGP Ingredients	9,580	[a]	475,934
National Beverage	8,678	[b]	384,956
Seneca Foods, Cl. A	4,933	[b]	153,811
Universal	18,546		1,016,506
Vector Group	85,976	[a]	1,023,975
			13,015,734
Health Care Equipment & Services - 6.9%
Addus HomeCare	9,758	[b]	773,614
AMN Healthcare Services	34,841	[b]	2,005,448
AngioDynamics	28,392	[b]	522,981
BioTelemetry	25,422	[a,b]	1,035,438
Cardiovascular Systems	26,192	[b]	1,244,644
Community Health Systems	88,237	[b]	317,653
Computer Programs & Systems	9,505		214,908

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Health Care Equipment & Services - 6.9% (continued)
CONMED	20,847		2,004,439
CorVel	6,622	[b]	501,285
Cross Country Healthcare	27,943	[b]	287,813
CryoLife	27,637	[b]	750,345
Cutera	10,140	[b]	296,392
Diplomat Pharmacy	43,913	[b]	215,174
HealthStream	19,467	[b]	504,001
Heska	5,162	[a,b]	365,831
HMS Holdings	64,822	[b]	2,234,090
Inogen	13,454	[b]	644,581
Integer Holdings	24,047	[b]	1,816,991
Invacare	25,069	[a]	188,018
Lantheus Holdings	28,490	[b]	714,102
LeMaitre Vascular	12,409	[a]	424,140
LHC Group	21,789	[b]	2,474,359
Magellan Health	16,246	[b]	1,008,877
Meridian Bioscience	32,265		306,195
Merit Medical Systems	41,315	[b]	1,258,455
Mesa Laboratories	2,978	[a]	708,079
Natus Medical	25,376	[b]	807,972
Neogen	38,864	[b]	2,647,027
NextGen Healthcare	35,894	[b]	562,459
Omnicell	30,900	[b]	2,233,143
OraSure Technologies	47,346	[b]	353,675
Orthofix Medical	14,087	[b]	746,893
Owens & Minor	47,605	[a]	276,585
Select Medical Holdings	81,451	[b]	1,349,643
SurModics	10,371	[b]	474,370
Tabula Rasa HealthCare	13,627	[a,b]	748,667
Tactile Systems Technology	13,967	[a,b]	591,083
The Ensign Group	37,471		1,777,250
The Providence Service	8,188	[b]	486,858
Tivity Health	32,173	[a,b]	535,037
U.S. Physical Therapy	9,625	[a]	1,256,544
Varex Imaging	28,751	[b]	820,554
			38,485,613
Household & Personal Products - 1.2%
Avon Products	330,700	[b]	1,455,080
Central Garden & Pet	8,142	[b]	237,991
Central Garden & Pet, Cl. A	30,725	[b]	851,851
Inter Parfums	12,814		896,596
Medifast	8,967	[a]	929,250
USANA Health Sciences	9,610	[b]	657,228

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Household & Personal Products - 1.2% (continued)
WD-40	10,282	[a]	1,887,158
			6,915,154
Insurance - 3.0%
Ambac Financial Group	34,453	[b]	673,556
American Equity Investment Life Holding	68,066	[b]	1,647,197
AMERISAFE	14,599		965,140
eHealth	14,800	[b]	988,492
Employers Holdings	23,789		1,036,725
HCI Group	5,269	[a]	221,509
Horace Mann Educators	30,590		1,417,235
James River Group Holdings	22,447		1,150,184
ProAssurance	40,085		1,614,223
RLI	29,294		2,721,706
Safety Insurance Group	11,001		1,114,731
Stewart Information Services	17,755		688,716
Third Point Reinsurance	53,954	[b]	539,000
United Fire Group	16,288		765,210
United Insurance Holdings	16,850	[a]	235,732
Universal Insurance Holdings	23,372		700,926
			16,480,282
Materials - 4.5%
AdvanSix	20,669	[b]	531,607
AK Steel Holding	241,218	[b]	547,565
American Vanguard	19,349		303,779
Balchem	24,015	[b]	2,382,048
Boise Cascade	28,616		932,595
Century Aluminum	37,238	[a,b]	247,074
Clearwater Paper	12,887	[b]	272,173
Ferro	60,897	[b]	722,238
FutureFuel	18,697		223,242
GCP Applied Technologies	38,526	[b]	741,625
H.B. Fuller	37,704		1,755,498
Hawkins	7,070		300,475
Haynes International	9,361		335,498
Innophos Holdings	15,175		492,581
Innospec	18,135		1,616,554
Kaiser Aluminum	11,948		1,182,494
Koppers Holdings	15,385	[b]	449,396
Kraton	23,491	[b]	758,524
Livent	110,378	[b]	738,429
LSB Industries	14,961	[a,b]	77,498
Materion	15,150		929,604
Mercer International	29,879	[a]	374,683

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Materials - 4.5% (continued)
Myers Industries	27,479		485,004
Neenah	12,529		815,888
Olympic Steel	7,105		102,312
P.H. Glatfelter	33,229		511,394
Quaker Chemical	9,650	[a]	1,526,051
Rayonier Advanced Materials	38,574	[a]	167,025
Schweitzer-Mauduit International	22,953		859,360
Stepan	14,921		1,448,232
SunCoke Energy	66,267	[b]	373,746
TimkenSteel	29,890	[a,b]	188,008
Tredegar	18,379		358,758
Trinseo	29,866	[a]	1,282,745
US Concrete	11,747	[b]	649,374
Warrior Met Coal	36,993	[a]	722,103
			25,405,180
Media & Entertainment - .8%
Care.com	20,337	[b]	212,522
Gannet	86,388	[a]	927,807
New Media Investment Group	41,239	[a]	363,316
QuinStreet	30,516	[a,b]	384,196
Scholastic	22,731		858,323
TechTarget	16,890	[b]	380,447
The E.W. Scripps Company, Cl. A	41,438	[a]	550,297
The Marcus	16,677		617,216
			4,294,124
Pharmaceuticals Biotechnology & Life Sciences - 4.9%
Acorda Therapeutics	29,983	[a,b]	86,051
Akorn	72,917	[b]	277,085
AMAG Pharmaceuticals	23,930	[a,b]	276,392
Amphastar Pharmaceuticals	25,714	[b]	509,909
ANI Pharmaceuticals	6,286	[b]	458,124
Anika Therapeutics	10,440	[b]	573,052
Arrowhead Pharmaceuticals	70,505	[a,b]	1,986,831
Assertio Therapeutics	46,156	[b]	59,080
Cambrex	25,245	[b]	1,502,077
Corcept Therapeutics	76,085	[a,b]	1,075,461
Cytokinetics	42,963	[b]	488,919
Eagle Pharmaceuticals	7,407	[b]	419,014
Emergent BioSolutions	32,621	[b]	1,705,426
Enanta Pharmaceuticals	11,844	[b]	711,588
Endo International	149,799	[b]	480,855
Genomic Health	16,218	[b]	1,099,905
Innoviva	49,698	[b]	523,817
Lannett	25,876	[b]	289,811

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.9% (continued)
Luminex	31,717		654,956
Medpace Holdings	20,054	[b]	1,685,338
Momenta Pharmaceuticals	72,811	[b]	943,631
Myriad Genetics	54,832	[a,b]	1,569,840
NeoGenomics	76,381	[a,b]	1,460,405
Pacira Biosciences	30,740	[b]	1,170,272
Phibro Animal Health, Cl. A	14,772		315,087
Progenics Pharmaceuticals	62,818	[a,b]	317,545
REGENXBIO	23,081	[a,b]	821,684
Spectrum Pharmaceuticals	79,499	[a,b]	659,444
Supernus Pharmaceuticals	39,064	[a,b]	1,073,479
The Medicines Company	54,480	[a,b]	2,724,000
Vanda Pharmaceuticals	40,045	[b]	531,798
Xencor	35,405	[b]	1,194,211
			27,645,087
Real Estate - 6.7%
Acadia Realty Trust	62,307	[c]	1,780,734
Agree Realty	31,338	[a,c]	2,292,375
American Assets Trust	35,091	[c]	1,640,153
Armada Hoffler Properties	37,872	[c]	685,104
CareTrust	71,147	[c]	1,672,310
CBL & Associates Properties	134,331	[a,c]	173,287
Cedar Realty Trust	69,805	[c]	209,415
Chatham Lodging Trust	35,562	[c]	645,450
Community Healthcare Trust	13,533	[a,c]	602,895
DiamondRock Hospitality	149,068	[a,c]	1,527,947
Easterly Government Properties	53,150	[c]	1,132,095
Four Corners Property Trust	51,092	[a,c]	1,444,882
Franklin Street Properties	78,758	[c]	666,293
Getty Realty	25,607	[c]	820,960
Global Net Lease	62,424	[a,c]	1,217,268
Hersha Hospitality Trust	27,945	[a,c]	415,822
Independence Realty Trust	67,934	[a,c]	972,136
Innovative Industrial Properties	8,373	[a,c]	773,414
iStar	44,052	[a,c]	574,879
Kite Realty Group Trust	63,437	[c]	1,024,508
Lexington Realty Trust	181,215	[c]	1,857,454
LTC Properties	29,415	[a,c]	1,506,636
Marcus & Millichap	16,292	[a,b]	578,203
National Storage Affiliates Trust	42,897	[c]	1,431,473
Office Properties Income Trust	35,730	[a,c]	1,094,767
Pennsylvania Real Estate Investment Trust	47,239	[a,c]	270,207

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Real Estate - 6.7% (continued)
RE/MAX Holdings, Cl. A	13,801		443,840
Realogy Holdings	86,370	[a]	576,952
Retail Opportunity Investments	85,270	[c]	1,554,472
RPT Realty	59,039	[a,c]	799,978
Saul Centers	8,707	[c]	474,619
Summit Hotel Properties	78,099	[a,c]	905,948
Universal Health Realty Income Trust	9,401	[c]	966,423
Urstadt Biddle Properties, Cl. A	22,724	[c]	538,559
Washington Prime Group	141,089	[a,c]	584,108
Washington Real Estate Investment Trust	59,880	[a,c]	1,638,317
Whitestone	30,225	[a,c]	415,896
Xenia Hotels & Resorts	83,634	[a,c]	1,766,350
			37,676,129
Retailing - 4.6%
Abercrombie & Fitch, Cl. A	47,076	[a]	734,386
Asbury Automotive Group	14,374	[a,b]	1,470,891
Barnes & Noble Education	27,435	[b]	85,597
Big Lots	29,395	[a]	720,177
Boot Barn Holdings	21,416	[a,b]	747,418
Caleres	30,780	[a]	720,560
Chico's FAS	92,465	[a]	372,634
Conn's	14,431	[b]	358,755
Core-Mark Holding	33,821		1,086,161
Designer Brands, Cl. A	41,108	[a]	703,769
Express	49,800	[a,b]	171,312
GameStop, Cl. A	63,801	[a]	352,182
Genesco	11,711	[a,b]	468,674
Group 1 Automotive	12,965	[a]	1,196,799
Guess?	32,042		593,738
Haverty Furniture	13,545		274,557
Hibbett Sports	13,370	[a,b]	306,173
J.C. Penney	247,509	[a,b]	220,011
Liquidity Services	18,877	[b]	139,690
Lithia Motors, Cl. A	16,720	[a]	2,213,394
Lumber Liquidators Holdings	21,741	[b]	214,584
MarineMax	14,983	[b]	231,937
Monro	24,811	[a]	1,960,317
Office Depot	412,183		723,381
PetMed Express	15,796	[a]	284,644
Rent-A-Center	36,010		928,698
RH	11,871	[b]	2,027,923
Shoe Carnival	6,686	[a]	216,693
Shutterstock	13,476	[a,b]	486,753

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Retailing - 4.6% (continued)
Signet Jewelers	37,004		620,187
Sleep Number	21,803	[a,b]	900,900
Sonic Automotive, Cl. A	17,277		542,671
Stamps.com	11,977	[a,b]	891,688
Tailored Brands	38,073	[a]	167,521
The Buckle	21,415	[a]	441,149
The Cato, Cl. A	16,333		287,624
The Children's Place	11,799	[a]	908,405
The Michaels Companies	56,709	[a,b]	555,181
Tile Shop Holdings	31,472	[a]	100,396
Vitamin Shoppe	12,093	[b]	78,846
Zumiez	14,369	[b]	455,138
			25,961,514
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Energy Industries	28,314	[b]	1,625,507
Axcelis Technologies	24,523	[b]	419,098
Brooks Automation	53,704	[a]	1,988,659
Cabot Microelectronics	21,551		3,043,217
CEVA	16,936	[b]	505,709
Cohu	31,480		425,137
Diodes	29,744	[b]	1,194,222
DSP Group	13,653	[b]	192,303
FormFactor	55,935	[b]	1,042,908
Ichor Holdings	16,599	[a,b]	401,364
Kulicke & Soffa Industries	47,103		1,105,978
MaxLinear	48,487	[a,b]	1,085,139
Nanometrics	17,551	[b]	572,514
PDF Solutions	20,701	[b]	270,562
Photronics	48,632	[b]	529,116
Power Integrations	21,922		1,982,406
Rambus	81,874	[b]	1,074,596
Rudolph Technologies	22,726	[b]	599,057
SMART Global Holdings	9,355	[b]	238,365
SolarEdge Technologies	35,390	[b]	2,962,851
Ultra Clean Holdings	29,203	[a,b]	427,386
Veeco Instruments	37,476	[b]	437,720
Xperi	36,661		758,149
			22,881,963
Software & Services - 4.4%
8x8	71,388	[a,b]	1,479,159
Agilysys	14,912	[b]	381,896
Alarm.com Holdings	26,067	[a,b]	1,215,765
Bottomline Technologies	28,275	[b]	1,112,621
Cardtronics, Cl. A	27,620	[a,b]	835,229

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Software & Services - 4.4% (continued)
CSG Systems International	24,808		1,282,077
Ebix	16,878	[a]	710,564
Evertec	44,727		1,396,377
ExlService Holdings	25,367	[b]	1,698,574
LivePerson	44,408	[a,b]	1,585,366
ManTech International, Cl. A	20,015		1,429,271
MicroStrategy, Cl. A	6,018	[b]	892,891
Monotype Imaging Holdings	30,275		599,748
NIC	50,472		1,042,247
OneSpan	23,940	[b]	347,130
Perficient	24,328	[b]	938,574
Progress Software	33,221		1,264,391
Qualys	25,280	[a,b]	1,910,410
SPS Commerce	25,953	[b]	1,221,608
SYKES Enterprises	28,755	[b]	881,053
TiVo	94,793		721,849
TTEC Holdings	10,175		487,179
Unisys	39,649	[b]	294,592
Virtusa	22,298	[b]	803,174
			24,531,745
Technology Hardware & Equipment - 5.3%
3D Systems	88,445	[a,b]	720,827
ADTRAN	36,155		410,178
Anixter International	21,876	[b]	1,512,069
Applied Optoelectronics	14,624	[a,b]	164,081
Arlo Technologies	56,855	[b]	193,876
Badger Meter	21,623	[a]	1,161,155
Bel Fuse, Cl. B	7,659		115,115
Benchmark Electronics	27,960		812,518
CalAmp	26,724	[b]	307,860
Comtech Telecommunications	17,983		584,448
CTS	24,280		785,701
Daktronics	27,892		205,982
Diebold Nixdorf	57,698	[a,b]	646,218
Digi International	21,669	[b]	295,132
ePlus	10,247	[b]	779,694
Extreme Networks	90,279	[b]	656,780
Fabrinet	27,509	[b]	1,438,721
FARO Technologies	12,887	[b]	623,086
Harmonic	65,068	[b]	428,147
II-VI	71	[b]	2,485
Insight Enterprises	26,567	[b]	1,479,516
Itron	25,935	[b]	1,918,153
KEMET	43,112	[a]	783,776

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Technology Hardware & Equipment - 5.3% (continued)
Knowles	63,788	[b]	1,297,448
Methode Electronics	27,155		913,494
MTS Systems	13,152		726,648
NETGEAR	23,194	[b]	747,311
OSI Systems	12,542	[a,b]	1,273,766
Plexus	21,755	[b]	1,359,905
Rogers	13,775	[b]	1,883,180
Sanmina	51,329	[b]	1,648,174
ScanSource	18,787	[b]	573,943
TTM Technologies	71,485	[a,b]	871,760
Viavi Solutions	169,843	[b]	2,378,651
			29,699,798
Telecommunication Services - 1.1%
ATN International	8,304		484,704
Cincinnati Bell	38,380	[a,b]	194,587
Cogent Communications Holdings	31,264		1,722,646
Consolidated Communications Holdings	52,851		251,571
Frontier Communications	82,382	[a,b]	71,425
Iridium Communications	71,956	[a,b]	1,531,224
Spok Holdings	12,866		153,620
Vonage Holdings	166,867	[b]	1,885,597
			6,295,374
Transportation - 2.3%
Allegiant Travel	9,694		1,450,804
ArcBest	18,971		577,667
Atlas Air Worldwide Holdings	19,394	[b]	489,311
Echo Global Logistics	21,127	[b]	478,527
Forward Air	21,023		1,339,586
Hawaiian Holdings	35,677	[a]	936,878
Heartland Express	34,739		747,236
Hub Group, Cl. A	24,818	[b]	1,154,037
Marten Transport	29,456		612,096
Matson	31,822	[a]	1,193,643
Saia	19,231	[b]	1,801,945
SkyWest	37,808		2,170,179
			12,951,909
Utilities - 2.3%
American States Water	27,374	[a]	2,459,828
Avista	49,318		2,388,964
California Water Service Group	36,059	[a]	1,908,603
El Paso Electric	30,454		2,042,854
Northwest Natural Holding	22,542		1,608,146

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.5% (continued)
Utilities - 2.3% (continued)
South Jersey Industries		68,568		2,256,573
				12,664,968
Total Common Stocks (cost $436,694,639)				546,056,636

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
iShares Core S&P Small-Cap ETF (cost $2,772,215)		35,272	[a]	2,745,572
		Number of Rights
Rights - .0%
Materials - .0%
Schulman A (cost $0)		22,372		0
		Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
5.67%, 12/12/19 (cost $164,387)		165,000	[d,e]	164,414
	1-Day Yield (%)
Investment Companies - 2.4%
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $13,420,134)	1.89	13,420,134	[f]	13,420,134

Investment of Cash Collateral for Securities Loaned - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $8,668,605)	1.89	8,668,605	[f]	8,668,605
Total Investments (cost $461,719,980)		101.9%		571,055,361
Liabilities, Less Cash and Receivables		(1.9%)		(10,804,123)
Net Assets		100.0%		560,251,238

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At September 30, 2019, the value of the fund’s securities on loan was $139,036,510 and the value of the collateral was $142,244,733, consisting of cash collateral of $8,668,605 and U.S. Government & Agency securities valued at $133,576,128.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Small Cap Stock Index Portfolio

September 30, 2019 (Unaudited)

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	546,056,636	-	-	546,056,636
Exchange-Traded Funds	2,745,572	-	-	2,745,572
Investment Companies	22,088,739	-	-	22,088,739
Rights†	-	0††	-	0
U.S. Treasury Securities	-	164,414	-	164,414
Liabilities ($)
Other Financial Instruments:
Futures†††	(112,726)	-	-	(112,726)

†  See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Small Cap Stock Index Portfolio

September 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000	149	12/19	11,473,976	11,361,250	(112,726)
Gross Unrealized Depreciation				(112,726)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price

NOTES

is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value

NOTES

of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At September 30, 2019, accumulated net unrealized appreciation on investments was $109,335,381, consisting of $169,209,989 gross unrealized appreciation and $59,874,608 gross unrealized depreciation.

At September 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.